UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-09891

DREYFUS PREMIER OPPORTUNITY FUNDS
-Dreyfus Premier Consumer Fund
-Dreyfus Premier Health Care Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	04/30

Date of reporting period:	10/31/05

FORM N-CSR

Item 1. Reports to Stockholders.

Dreyfus Premier Consumer Fund

SEMIANNUAL REPORT October 31, 2005

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund's Expenses
6	Comparing Your Fund's Expenses
With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
19	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus Premier Consumer Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Consumer Fund, covering the six-month period from May 1, 2005, through October 31, 2005. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio managers, David Sealy and Leigh Todd.

The U.S.economy once again demonstrated its fortitude over the past six months expanding at a steady pace despite the headwinds of soaring energy prices, higher short-term interest rates and the Gulf Coast hurricanes. However, the U.S. stock market traded within a relatively narrow range, as investors responded cautiously to uncertainty regarding future business conditions.While small- and midcap stocks generally produced higher returns than large-cap equities for the reporting period, we recently have seen signs of renewed strength among larger companies compared to smaller ones, and higher-quality over lower-quality stocks.

As the end of 2005 approaches, some economists have suggested that the U.S. economy and financial markets may be reaching an inflection point. Investors' reactions to a change in leadership at the Federal Reserve Board, coupled with the potential effects of higher fuel prices on consumer spending, may set the tone for the financial markets in 2006. As always, we encourage you to talk to your financial advisor, who can discuss with you these issues and the potential benefits of a long-term investment perspective.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation November 15, 2005

DISCUSSION OF FUND PERFORMANCE

David Sealy and Leigh Todd, Portfolio Managers

How did Dreyfus Premier Consumer Fund perform relative to its benchmark?

For the six-month period ended October 31, 2005, the fund produced total returns of 6.88% for its Class A shares, 6.43% for Class B shares, 6.43% for Class C shares, 7.02% for Class R shares and 6.72% for Class T shares.1 In comparison, the fund's benchmark, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") produced a total return of 5.26% for the same period.2 The Goldman Sachs Consumer Industries Index, which more closely reflects the fund's composition, produced a total return of 2.39% for the same period.3

Despite the eroding effects of rising fuel prices and interest rates on consumer confidence, consumer stocks generally posted solid gains in a growing economy.The fund produced higher returns than its benchmark and the Goldman Sachs Consumer Industries Index primarily due to its emphasis on consumer staples stocks and the success of our security selection strategy in both the consumer staples and consumer discretionary sectors.

On a separate note, on June 30, 2005, Leigh Todd became the fund's co-primary portfolio manager, joining David Sealy. Ms.Todd is a vice president and portfolio manager at The Boston Company Asset Management, an affiliate of Dreyfus.

What is the fund's investment approach?

The fund seeks long-term capital appreciation.To pursue this goal, the fund normally invests at least 80% of its assets in stocks of companies in the consumer and consumer-related sectors. Generally, these are companies principally engaged in the manufacture and distribution of goods and services to consumers both domestically and internation-ally.These companies may include, for example, companies that manufacture or sell durable goods such as homes, cars, boats, furniture, major appliances and personal computers; companies that manufacture wholesale or retail non-durable goods such as food, beverages, tobacco,

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

health care products, household and personal care products, apparel and entertainment products; and companies that provide consumer services such as advertising, lodging, child care, convenience stores, car rentals and tax preparation help.

When choosing stocks, the fund first analyzes the consumer sectors, focusing on key macroeconomic, demographic and market trends to determine which sectors are likely to fare best within a particular environment. Based on this analysis, the fund may overweight or underweight certain consumer sectors. Using fundamental analysis, the fund then seeks companies within these sectors that have strong growth prospects, consistent earnings growth, strong balance sheets and attractive returns on equity.The fund will look for companies with attractive valuations and the potential to achieve predictable above-average earnings or revenue growth.The fund typically sells a stock when the reasons for buying it no longer apply or when the company begins to show deteriorating fundamentals or poor relative performance.

What other factors influenced the fund's performance?

The reporting period began on a positive note for consumer stocks, with retail sales especially strong for consumer discretionary companies in an environment of moderate economic growth, low inflation and recovering labor markets. However, soaring energy prices and rising interest rates — as well as damage from the Gulf Coast hurricanes — put pressure on consumers during the second half of the reporting period. As a result, investors shifted their attention to consumer staples stocks that tend to be relatively insensitive to changing economic conditions.

In this economic environment, the fund benefited from its modest emphasis on consumer staples stocks. Stocks in the sector that benefited the fund's performance included Great Atlantic & Pacific Tea Company, a food retailer widely known for its A&P stores.The company's stock rose substantially when investors responded favorably to restructuring plans, asset sales and an improving balance sheet. Food and tobacco conglomerate Altria Group continued to rise as an improving litigation environment boosted the likelihood of a corporate restructuring designed to unlock shareholder value. Finally, grocer Whole Foods Market benefited from strong customer demand for organic foods.

In the consumer discretionary sector, women's clothing retailer Chico's FAS achieved improvements in same-store sales. High-end retailers, such as Nordstrom, enjoyed strong financial results, largely because its primary customers were less sensitive to rising energy prices. Discount airline Airtran Holdings also fared well after boosting its market share when larger airlines reduced their flight schedules.

As is to be expected of a diversified portfolio, some of the fund's holdings produced disappointing results during the reporting period. Media companies, such as Viacom,Walt Disney and Comcast, lost value as investors reacted to disappointing media spending levels and heightened competition from online advertising. Beauty products maker Estée Lauder Cos. also detracted from the fund's performance, as the company experienced revenue deceleration and lost market share at department stores.

What is the fund's current strategy?

As we take note of recently declining consumer confidence, we have maintained our emphasis on the more defensive consumer staples sector. Nevertheless, we have continued to find what we believe to be attractive opportunities in the consumer discretionary sector, including companies with well-regarded brands, good earnings prospects and businesses that tend to be relatively insensitive to changes in consumer sentiment.

November 15, 2005

[1]	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through April 30, 2006, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund's returns would have been lower.
[2]	SOURCE: LIPPER INC. – Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor's 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.
[3]	SOURCE: Goldman Sachs & Co. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Goldman Sachs Consumer Industries Index is a modified capitalization-weighted index designed as a benchmark of companies in the consumer industries
sector.The index includes companies in the following categories: producers/retailers of food and beverages, drug retailers, providers of entertainment and leisure facilities, lodging, accommodations, restaurants and pubs, and providers of business services.Total returns are calculated on a month-
end basis.

The Fund 5

UNDERSTANDING YOUR FUND'S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Consumer Fund from May 1, 2005 to October 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2005
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 6.26	$ 10.15	$ 10.09	$ 4.96	$ 7.50
Ending value (after expenses)	$1,068.80	$1,064.30	$1,064.30	$1,070.20	$1,067.20

COMPARING YOUR FUND'S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2005
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 6.11	$ 9.91	$ 9.86	$ 4.84	$ 7.32
Ending value (after expenses)	$1,019.16	$1,015.38	$1,015.43	$1,020.42	$1,017.95

† Expenses are equal to the fund's annualized expense ratio of 1.20% for Class A, 1.95% for Class B, 1.94% for Class C, .95% for Class R and 1.44% for Class T, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS October 31, 2005 (Unaudited)

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

8

Common Stocks (continued)	Shares	Value ($)

Transportation—4.0%
Airtran Holdings	1,400 [a]	20,944
Carnival	520	25,828
		46,772

Total Investments (cost $1,078,202)	99.5%	1,150,173
Cash and Receivables (Net)	.5%	6,152
Net Assets	100.0%	1,156,325

ADR—American Depository Receipts. [a] Non-income producing.
Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Consumer Services	40.0	Transportation	4.0
Consumer Non-Durables	33.7	Other	11.6
Beverages & Tobacco	5.5
Broadcasting & Publishing	4.7		99.5

† Based on net assets. See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES October 31, 2005 (Unaudited)
	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	1,078,202	1,150,173
Cash		17,185
Dividends receivable		768
Prepaid expenses		30,192
Due from The Dreyfus Corporation and affiliates—Note 3(c)		3,807
		1,202,125

Liabilities ($):
Payable for investment securities purchased		5,960
Accrued expenses and other liabilities		39,840
		45,800

Net Assets ($)		1,156,325

Composition of Net Assets ($):
Paid-in capital		1,062,307
Accumulated investment (loss)—net		(1,556)
Accumulated net realized gain (loss) on investments		23,603
Accumulated net unrealized appreciation
(depreciation) on investments		71,971

Net Assets ($)		1,156,325

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	237,011	263,981	217,350	219,534	218,449
Shares Outstanding	17,322	19,433	16,000	16,001	16,000

Net Asset Value
Per Share ($)	13.68	13.58	13.58	13.72	13.65

See notes to financial statements.

STATEMENT OF OPERATIONS Six Months Ended October 31, 2005 (Unaudited)
Investment Income ($):
Income:
Cash dividends (net of $56 foreign taxes withheld at source):
Unaffiliated issuers	6,798
Affiliated issuers	141
Income from securities lending	110
Total Income	7,049
Expenses:
Management fee—Note 3(a)	4,308
Registration fees	49,070
Audit fees	29,988
Prospectus and shareholders' reports	24,956
Legal fees	5,638
Distribution fees—Note 3(b)	2,014
Shareholder servicing costs—Note 3(c)	1,665
Custodian fees—Note 3(c)	561
Trustees' fees and expenses—Note 3(d)	308
Loan commitment fees—Note 2	3
Miscellaneous	7,102
Total Expenses	125,613
Less—expense reimbursement from The Dreyfus Corporation
due to undertaking—Note 3(a)	(116,691)
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(312)
Net Expenses	8,610
Investment (Loss)—Net	(1,561)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	20,572
Net unrealized appreciation (depreciation) on investments	51,899
Net Realized and Unrealized Gain (Loss) on Investments	72,471
Net Increase in Net Assets Resulting from Operations	70,910

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2005	Year Ended
	(Unaudited)	April 30, 2005 [a]

Operations ($):
Investment (loss)—net	(1,561)	(1,978)
Net realized gain (loss) on investments	20,572	3,031
Net unrealized appreciation
(depreciation) on investments	51,899	20,072
Net Increase (Decrease) in Net Assets
Resulting from Operations	70,910	21,125

Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A shares	500	242,000
Class B shares	60,762	200,000
Class C shares	—	200,000
Class R shares	31	200,044
Class T shares	—	200,000
Cost of shares redeemed:
Class A shares	(25,391)	—
Class B shares	(13,592)	—
Class R shares	(64)	—
Increase (Decrease) in Net Assets
from Beneficial Interest Transactions	22,246	1,042,044
Total Increase (Decrease) in Net Assets	93,156	1,063,169

Net Assets ($):
Beginning of Period	1,063,169	—
End of Period	1,156,325	1,063,169
Undistributed investment income (loss)—net	(1,556)	5

12

	Six Months Ended
	October 31, 2005	Year Ended
	(Unaudited)	April 30, 2005 [a]

Capital Share Transactions:
Class A
Shares sold	38	19,147
Shares redeemed	(1,863)	—
Net Increase (Decrease) in Shares Outstanding	(1,825)	19,147

Class B
Shares sold	4,420	16,000
Shares redeemed	(987)	—
Net Increase (Decrease) in Shares Outstanding	3,433	16,000

Class C
Shares sold	—	16,000

Class R
Shares sold	3	16,003
Shares redeemed	(5)	—
Net Increase (Decrease) in Shares Outstanding	(2)	16,003

Class T
Shares sold	—	16,000

[a] From November 1, 2004 (commencement of operations) to April 30, 2005. See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

	Six Months Ended
	October 31, 2005	Year Ended
Class A Shares	(Unaudited)	April 30, 2005 [a]

Per Share Data ($):
Net asset value, beginning of period	12.80	12.50
Investment Operations:
Investment income (loss)—net [b]	.00[c]	(.00)[c]
Net realized and unrealized
gain (loss) on investments	.88	.30
Total from Investment Operations	.88	.30
Net asset value, end of period	13.68	12.80

Total Return (%) [d,e]	6.88	2.40

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [e]	11.02	9.45
Ratio of net expenses to average net assets [e]	.61	.61
Ratio of net investment income (loss)
to average net assets [e]	.01	(.03)
Portfolio Turnover Rate [e]	32.60	31.62

Net Assets, end of period ($ x 1,000)	237	245

[a]	From November 1, 2004 (commencement of operations) to April 30, 2005.
[b]	Based on average shares outstanding at each month end.
[c]	Amount represents less than $.01 per share.
[d]	Exclusive of sales charge.
[e]	Not annualized
See notes to financial statements.

	Six Months Ended
	October 31, 2005	Year Ended
Class B Shares	(Unaudited)	April 30, 2005 [a]

Per Share Data ($):
Net asset value, beginning of period	12.76	12.50
Investment Operations:
Investment (loss)—net [b]	(.05)	(.05)
Net realized and unrealized
gain (loss) on investments	.87	.31
Total from Investment Operations	.82	.26
Net asset value, end of period	13.58	12.76

Total Return (%) [c,d]	6.43	2.08

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [d]	11.08	9.89
Ratio of net expenses to average net assets [d]	.98	.99
Ratio of net investment (loss)
to average net assets [d]	(.36)	(.41)
Portfolio Turnover Rate [d]	32.60	31.62

Net Assets, end of period ($ x 1,000)	264	204

[a]	From November 1, 2004 (commencement of operations) to April 30, 2005.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	October 31, 2005	Year Ended
Class C Shares	(Unaudited)	April 30, 2005 [a]

Per Share Data ($):
Net asset value, beginning of period	12.76	12.50
Investment Operations:
Investment (loss)—net [b]	(.05)	(.05)
Net realized and unrealized
gain (loss) on investments	.87	.31
Total from Investment Operations	.82	.26
Net asset value, end of period	13.58	12.76

Total Return (%) [c,d]	6.43	2.08

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [d]	11.26	9.89
Ratio of net expenses to average net assets [d]	.98	.99
Ratio of net investment (loss)
to average net assets [d]	(.36)	(.41)
Portfolio Turnover Rate [d]	32.60	31.62

Net Assets, end of period ($ x 1,000)	217	204

[a]	From November 1, 2004 (commencement of operations) to April 30, 2005.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized
See notes to financial statements.

	Six Months Ended
	October 31, 2005	Year Ended
Class R Shares	(Unaudited)	April 30, 2005 [a]

Per Share Data ($):
Net asset value, beginning of period	12.82	12.50
Investment Operations:
Investment income—net [b]	.02	.01
Net realized and unrealized
gain (loss) on investments	.88	.31
Total from Investment Operations	.90	.32
Net asset value, end of period	13.72	12.82

Total Return (%) [c]	7.02	2.56

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [c]	10.75	9.40
Ratio of net expenses to average net assets [c]	.48	.50
Ratio of net investment income
to average net assets [c]	.14	.08
Portfolio Turnover Rate [c]	32.60	31.62

Net Assets, end of period ($ x 1,000)	220	205

[a]	From November 1, 2004 (commencement of operations) to April 30, 2005.
[b]	Based on average shares outstanding at each month end.
[c]	Not annualized
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	October 31, 2005	Year Ended
Class T Shares	(Unaudited)	April 30, 2005 [a]

Per Share Data ($):
Net asset value, beginning of period	12.79	12.50
Investment Operations:
Investment (loss)—net [b]	(.01)	(.02)
Net realized and unrealized
gain (loss) on investments	.87	.31
Total from Investment Operations	.86	.29
Net asset value, end of period	13.65	12.79

Total Return (%) [c,d]	6.72	2.32

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets [d]	11.01	9.64
Ratio of net expenses to average net assets [d]	.73	.74
Ratio of net investment (loss)
to average net assets [d]	(.11)	(.16)
Portfolio Turnover Rate [d]	32.60	31.62

Net Assets, end of period ($ x 1,000)	218	205

[a]	From November 1, 2004 (commencement of operations) to April 30, 2005.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Consumer Fund (the "fund") is a separate non-diversified series of Dreyfus Premier Opportunity Funds (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering five series, including the fund.The fund's investment objective is long-term capital appreciation. The Dreyfus Corporation (the "Manager" ) serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial").

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C, Class R and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of October 31, 2005, MBC Investments Corp., an indirect subsidiary of Mellon Financial, held 16,000 shares in each class of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR's and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are pur-

20

chased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions.At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager. The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as "affiliated" in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code").To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the "Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended October 31, 2005, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund's average daily net assets and is payable monthly. The Manager has undertaken, from May 1, 2005 through April 30, 2006, that, if the fund's aggregate expenses, exclusive of taxes, brokerage fees, Rule 12b-1 distribution plan fees, shareholder services plan fees, commitment fees and extraordinary expenses, exceed an annual rate of 1% of the value of the fund's average daily net assets, the fund may deduct from the payment to be made to the Manager under

22

the Agreement, or the Manager will bear, such excess expense. The expense reimbursement, pursuant to the undertaking, amounted to $116,691 during the period ended October 31, 2005.

(b) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended October 31, 2005, Class B, Class C and Class T shares were charged $924, $817 and $273, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2005, Class A, Class B, Class C and Class T shares were charged $308, $308, $273 and $273, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2005, the fund was charged $291 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2005, the fund was charged $561 pursuant to the custody agreement.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended October 31, 2005, the fund was charged $1,851 for services performed by the Chief Compliance Officer.

The components of Due from The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $725, Rule 12b-1 distribution plan fees $348, shareholder services plan fees $196, custodian fees $92, chief compliance officer fees $1,239 and transfer agency per account fees $12, which are offset against an expense reimbursement currently in effect in the amount of $6,419.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2005, amounted to $401,965 and $356,470, respectively.

At October 31, 2005, accumulated net unrealized appreciation on investments was $71,971, consisting of $105,107 gross unrealized appreciation and $33,136 gross unrealized depreciation.

At October 31, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

24

For More	Information

Dreyfus Premier	Transfer Agent &
Consumer Fund	Dividend Disbursing Agent
200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue
Dreyfus Service Corporation
New York, NY 10166
200 Park Avenue
Custodian	New York, NY 10166
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation 6076SA1005

Dreyfus Premier Health Care Fund

SEMIANNUAL REPORT October 31, 2005

Save time. Save paper. View your next shareholder report online as soon as it's available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It's simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund's Expenses
6	Comparing Your Fund's Expenses
With Those of Other Funds
7	Statement of Investments
11	Statement of Assets and Liabilities
12	Statement of Operations
13	Statement of Changes in Net Assets
15	Financial Highlights
20	Notes to Financial Statements
26	Information About the Review and Approval
of the Fund's Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus Premier Health Care Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Health Care Fund, covering the six-month period from May 1, 2005, through October 31, 2005. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio managers, Elizabeth Slover and Sean P. Fitzgibbon.

The U.S.economy once again demonstrated its fortitude over the past six months expanding at a steady pace despite the headwinds of soaring energy prices, higher short-term interest rates and the Gulf Coast hurricanes. However, the U.S. stock market traded within a relatively narrow range, as investors responded cautiously to uncertainty regarding future business conditions.While small- and midcap stocks generally produced higher returns than large-cap equities for the reporting period, we recently have seen signs of renewed strength among larger companies compared to smaller ones, and higher-quality over lower-quality stocks.

As the end of 2005 approaches, some economists have suggested that the U.S. economy and financial markets may be reaching an inflection point. Investors' reactions to a change in leadership at the Federal Reserve Board, coupled with the potential effects of higher fuel prices on consumer spending, may set the tone for the financial markets in 2006. As always, we encourage you to talk to your financial advisor, who can discuss with you these issues and the potential benefits of a long-term investment perspective.

Thank you for your continued confidence and support.

Sincerely,

Stephen E. Canter Chairman and Chief Executive Officer The Dreyfus Corporation November 15, 2005

2

DISCUSSION OF FUND PERFORMANCE

Elizabeth Slover and Sean P. Fitzgibbon, Portfolio Managers

How did Dreyfus Premier Health Care Fund perform relative to its benchmark?

For the six-month period ended October 31, 2005, the fund produced total returns of 4.50% for Class A shares, 4.09% for Class B shares, 4.09% for Class C shares, 4.75% for Class R shares and 4.27% for Class T shares.1 In comparison, the fund's benchmark, the Goldman Sachs Health Care Index (the "Index"), produced a 3.47% total return, and the broader stock market, as measured by the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), provided a 5.26% total return for the same period.2,3

Health care stocks participated in a market upswing that was driven by moderate U.S. economic growth and generally good corporate earnings. However, much of the overall market's strength was concentrated among energy-related stocks, leaving the health care sector to lag.The fund outperformed its benchmark as a result of good individual stock selections and the fund's focus on medical information technology companies and late-stage biotechnology enterprises, areas that generated relatively strong returns within the health care sector during the reporting period.

What is the fund's investment approach?

The fund seeks long-term capital appreciation by investing at least 80% of its assets in the stocks of health care and health care-related companies. These companies may include, for example, companies principally engaged in: the design, manufacture or sale of products or services used for, or in connection with, health care, medicine, personal care or cosmetics; research and development of pharmaceutical products and services; the manufacture and/or distribution of biotechnological and biomedical products, including devices, instruments and drug delivery systems; and the operation of health care facilities.

In choosing stocks, we first analyze the health care sectors, focusing on trends affecting health care spending, as well as changes in government regulation, technology, products and services. Based on this analysis, the fund may overweight or underweight certain health care sectors.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Using fundamental analysis, we then seek companies within these sectors that have strong industry positions in major product lines, attractive valuations and the potential to achieve predictable, above-average earnings or revenue growth.

What other factors influenced the fund's performance?

Like other market sectors, health care stocks were buoyed by steady, broad-based economic growth that persisted throughout the reporting period. Health care service providers benefited from more effective cost controls and rising insurance premiums, helping them generate particularly strong returns.The fund maintained relatively light exposure to this group, which limited its gains. Nevertheless, holdings that benefited the fund's performance included pharmacy benefit management service provider Caremark Rx; health care plan provider WellPoint; and managed care and insurance provider Pacificare Health Systems, which was acquired by UnitedHealth Group.

The fund compensated for its underweighted exposure to service providers with an overweighted position in health care information technology companies. Holdings such as medical software developers Eclipsys and Allscripts Healthcare Solutions produced good returns, while IDX Systems was acquired by GE Healthcare at a significant premium to its pre-acquisition stock price. An overweighted position and good individual stock selections in the biotechnology area further enhanced the fund's returns.The fund focused on large, proven firms, such as Amgen and Genentech, while diversifying its biotechnology exposure with investments in early-stage companies, such as Protein Design Labs and Vertex Pharmaceuticals, all of which contributed significantly to the fund's gains.

On the negative side, hospital stocks were hurt by weak admission trends and other issues that undermined cash flow. Holdings such as HCA, which ranked among the fund's best performers during the prior reporting period, suffered a slump. The fund's underweighted exposure to hospital stocks helped minimize its losses in the area. Similarly, the fund's underweighted position among large U.S. pharmaceutical companies proved beneficial in light of the industry's ongoing problems with patent expirations, disappointing results in drug development and legal issues connected with specific products.

4

Life science holdings, such as Waters and Invitrogen, came under pressure due to declining research and development budgets at large pharmaceutical firms, while orthopedic device maker Zimmer Holdings declined in the face of pricing pressures. Finally, Impax Laboratories declined due to uncertainty with respect to its financial statements for certain periods that led us to sell the fund's position in the stock.

What is the fund's current strategy?

We have continued to see generally positive trends in the health care sector, although some sub-sectors have encountered difficulties. Most notably, large pharmaceutical firms face ongoing challenges, leading us to maintain the fund's underweighted position in the area. Instead, we have continued to emphasize the areas of health care information technology and biotechnology, and we have established an overweighted position among clinical laboratories, where we see stable financial prospects and what we believe are attractive valuations. We also have increased the fund's exposure to managed care stocks in light of the industry's favorable pricing trends, bringing the fund nearer to market weight in this sector.

November 15, 2005

[1]	Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through April 30, 2006, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund's returns would have been lower.
A significant portion of the fund's recent performance is attributable to positive returns from its initial public offering (IPO) investments.There can be no guarantee that IPOs will have or continue to have a positive effect on the fund's performance. Currently, the fund is relatively small in asset size. IPOs tend to have a reduced effect on performance as a fund's asset base grows.
[2]	SOURCE: GOLDMAN SACHS & CO. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Goldman Sachs Health Care Index is a capitalization-
weighted index designed as a benchmark for U.S.-traded securities in the health care sector.The index includes companies in the following categories: providers of health care-related services, researchers, manufacturers and distributors of pharmaceuticals, drugs and related sciences, medical supplies, instruments and products.Total returns are calculated on a month-end basis.
[3]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor's 500 Composite Stock Price Index is a widely accepted, unmanaged index of U.S. stock market performance.

The Fund 5

UNDERSTANDING YOUR FUND'S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund's prospectus or talk to your financial adviser.

Review your fund's expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Health Care Fund from May 1, 2005 to October 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2005
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 8.56	$ 12.65	$ 12.40	$ 6.55	$ 11.12
Ending value (after expenses)	$1,045.00	$1,040.90	$1,040.90	$1,047.50	$1,042.70

COMPARING YOUR FUND'S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC's method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund's expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2005
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 8.44	$ 12.48	$ 12.23	$ 6.46	$ 10.97
Ending value (after expenses)	$1,016.84	$1,012.80	$1,013.06	$1,018.80	$1,014.32

† Expenses are equal to the fund's annualized expense ratio of 1.66% for Class A, 2.46% for Class B, 2.41% for Class C, 1.27% for Class R and 2.16% for Class T Shares; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS October 31, 2005 (Unaudited)
Common Stocks—97.8%	Shares	Value ($)

Biotechnology—20.1%
Amgen	7,900 [a]	598,504
Applera—Celera Genomics Group	4,200 [a]	49,896
Array Biopharma	6,500 [a]	46,150
Biogen Idec	1,375 [a]	55,866
Cambrex	2,600	49,608
Celgene	1,700 [a]	95,370
Cephalon	1,500 [a]	68,385
Genentech	3,050 [a]	276,330
Genzyme	1,865 [a]	134,839
Human Genome Sciences	4,300 [a]	35,905
Immunogen	5,800 [a]	32,480
InterMune	5,200 [a]	70,720
Ista Pharmaceuticals	14,600 [a]	90,228
Medarex	5,200 [a]	45,448
Medimmune	1,500 [a]	52,470
Protein Design Labs	3,500 [a]	98,070
Regeneration Technologies	5,000 [a]	36,150
Serologicals	4,675 [a]	91,069
Vertex Pharmaceuticals	3,200 [a]	72,800
Zymogenetics	2,300 [a]	40,296
		2,040,584
Capital Goods—.7%
Thermo Electron	2,300 [a]	69,437
Consumer Growth Staples—.7%
Mylan Laboratories	3,800	72,998
Diagnostic Equipment—.7%
VCA Antech	2,800 [a]	72,240
Distributors—6.3%
AstraZeneca Group, ADR	3,940	176,906
Cardinal Health	3,100	193,781
Fisher Scientific International	1,900 [a]	107,350
Omnicare	2,900	156,890
		634,927
Drug Delivery System—1.2%
Andrx	3,300 [a]	51,051
Hospira	1,875 [a]	74,719
		125,770

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Health Services—2.9%
Coventry Health Care	1,800 [a]	97,182
Pharmaceutical Product Development	1,600	91,952
WellChoice	1,350 [a]	102,127
		291,261
Healthcare Information Technology—1.7%
Allscripts Healthcare Solutions	5,700 [a]	91,200
Emdeon	4,300 [a]	39,560
IDX Systems	1,075 [a]	46,644
		177,404
Managed Health Care—7.7%
Magellan Health Services	1,775 [a]	52,771
Pacificare Health Systems	1,375 [a]	113,245
UnitedHealth Group	4,550	263,399
WellPoint	4,650 [a]	347,262
		776,677
Medical/Nursing Services—1.2%
Kindred Healthcare	1,700 [a]	47,600
Res-Care	4,700 [a]	75,858
		123,458
Medical Technology—15.7%
Becton, Dickinson & Co.	600	30,450
Boston Scientific	5,300 [a]	133,136
Cooper Cos.	700	48,188
CR Bard	1,075	67,058
Guidant	1,775	111,825
Medtronic	7,650	433,449
PerkinElmer	2,300	50,761
Respironics	3,000 [a]	107,610
St. Jude Medical	4,050 [a]	194,684
Stryker	1,800	73,926
Sybron Dental Specialties	2,275 [a]	97,598
Vnus Medical Technologies	4,900 [a]	50,127
Waters	1,520 [a]	55,024
Zimmer Holdings	2,275 [a]	145,077
		1,598,913

8

Common Stocks (continued)	Shares	Value ($)

Pharmaceuticals—24.9%
Abbott Laboratories	10,170	437,819
Bristol-Myers Squibb	8,075	170,948
Eli Lilly & Co.	4,175	207,873
Endo Pharmaceuticals Holdings	1,900 [a]	51,148
Johnson & Johnson	5,645	353,490
Novartis, ADR	2,825	152,042
Pfizer	13,775	299,469
Roche Holding, ADR	1,875	140,090
Sanofi-Aventis, ADR	2,250	90,270
Schering-Plough	6,300	128,142
Teva Pharmaceutical Industries, ADR	4,290	163,535
Wyeth	7,550	336,428
		2,531,254
Services—10.1%
Caremark Rx	2,900 [a]	151,960
Community Health Systems	3,375 [a]	125,246
Covance	2,775 [a]	135,004
Cytyc	3,800 [a]	96,330
HCA	1,100	53,009
Laboratory Corp. of America Holdings	2,900 [a]	139,925
Matria Healthcare	3,200 [a]	107,296
Pediatrix Medical Group	600 [a]	46,236
Quest Diagnostics	2,300	107,433
Triad Hospitals	1,580 [a]	64,985
		1,027,424
Specialty Pharmaceuticals—2.1%
Alcon	1,000	132,900
Impax Laboratories	3,450 [a]	36,570
MGI Pharma	2,100 [a]	39,396
		208,866
Technology—1.4%
Affymetrix	1,600 [a]	72,688
Varian Medical Systems	1,600 [a]	72,896
		145,584

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

ADR—American Depository Receipts.
[a] Non-income producing.
[b] All or a portion of this security is on loan. At October 31, 2005, the total market value of the fund's security on loan is $39,048 and the total market value of the collateral held by the fund is $40,800.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Pharmaceuticals	24.9	Distributors	6.3
Biotechnology	20.1	Health Services	2.9
Medical Technology	15.7	Other	11.8
Services	10.1
Managed Health Care	7.7		99.5

† Based on net assets. See notes to financial statements.

10

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—
See Statement of Investments (including
securities on loan valued at $39,048)—Note 1(b):
Unaffiliated issuers	9,090,551	10,063,665
Affiliated issuers	40,800	40,800
Cash		96,088
Receivable for investment securities sold		232,455
Dividends receivable		7,308
Receivable for shares of Beneficial Interest subscribed		63
Prepaid expenses		33,462
		10,473,841

Liabilities ($):
Due to The Dreyfus Corporationj and affiliates—Note 3(c)		6,599
Payable for investment securities sold		244,407
Liability for securities on loan—Note 1(b)		40,800
Payable for shares of Beneficial Interest redeemed		265
Accrued expenses and other liabilities		27,407
		319,478

Net Assets ($)		10,154,363

Composition of Net Assets ($):
Paid-in capital		9,233,426
Accumulated investment (loss)—net		(43,517)
Accumulated net realized gain (loss) on investments		(8,660)
Accumulated net unrealized appreciation
(depreciation) on investments		973,114

Net Assets ($)		10,154,363

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	6,248,430	1,830,681	786,311	1,184,863	104,078
Shares Outstanding	420,009	126,079	54,221	79,076	7,109

Net Asset Value
Per Share ($)	14.88	14.52	14.50	14.98	14.64

See notes to financial statements.

The Fund 11

STATEMENT OF OPERATIONS Six Months Ended October 31, 2005 (Unaudited)
Investment Income ($):
Income:
Cash dividends (net of $1,139 foreign taxes withheld at source)	36,617
Interest	3,051
Income from securities lending	457
Total Income	40,125
Expenses:
Management fee—Note 3(a)	41,571
Registration fees	26,562
Auditing fees	20,574
Shareholder servicing costs—Note 3(c)	17,283
Distribution fees—Note 3(b)	8,926
Prospectus and shareholders' reports	7,225
Legal fees	4,070
Trustees' fees and expenses—Note 3(d)	2,554
Custodian fees—Note 3(c)	1,259
Miscellaneous	6,071
Total Expenses	136,095
Less—expense reimbursement from The Dreyfus Corporation
due to undertaking—Note 3(a)	(52,453)
Net Expenses	83,642
Investment (Loss)—Net	(43,517)

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	152,970
Net unrealized appreciation (depreciation) on investments	238,908
Net Realized and Unrealized Gain (Loss) on Investments	391,878
Net Increase in Net Assets Resulting from Operations	348,361

See notes to financial statements.

12

STATEMENT OF CHANGES IN NET ASSETS

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	October 31, 2005	Year Ended
	(Unaudited)	April 30, 2005

Capital Share Transactions:
Class A [a]
Shares sold	149,326	302,066
Shares issued for dividends reinvested	—	3,133
Shares redeemed	(84,750)	(122,841)
Net Increase (Decrease) in Shares Outstanding	64,576	182,358

Class B [a]
Shares sold	53,546	57,517
Shares issued for dividends reinvested	—	894
Shares redeemed	(6,919)	(21,119)
Net Increase (Decrease) in Shares Outstanding	46,627	37,292

Class C
Shares sold	7,101	32,960
Shares issued for dividends reinvested	—	428
Shares redeemed	(2,015)	(3,220)
Net Increase (Decrease) in Shares Outstanding	5,086	30,168

Class R
Shares sold	453	2,191
Shares issued for dividends reinvested	—	1,229
Shares redeemed	(105)	(597)
Net Increase (Decrease) in Shares Outstanding	348	2,823

Class T
Shares sold	4,308	1141
Shares issued for dividends reinvested	—	36
Shares redeemed	(229)	(99)
Net Increase (Decrease) in Shares Outstanding	4,079	1,078

a During the period ended October 31, 2005, 1,543 Class B shares representing $23,171 were automatically converted to 1,507 Class A shares and during the period ended April 30, 2005, 4,758 Class B shares representing $64,413 were automatically converted to 4,669 Class A shares.

See notes to financial statements.

14

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund's financial statements.

Six Months Ended
October 31, 2005			Year Ended April 30,

Class A Shares	(Unaudited)	2005	2004	2003 [a]	2002 [b]

Per Share Data ($):
Net asset value, beginning of period	14.24	13.98	10.80	12.15	12.50
Investment Operations:
Investment (loss)—net [c]	(.06)	(.09)	(.09)	(.07)	(.08)
Net realized and unrealized
gain (loss) on investments	.70	.58	3.27	(1.24)	(.27)
Total from Investment Operations	.64	.49	3.18	(1.31)	(.35)
Distributions:
Dividends from net realized
gain on investments	—	(.23)	—	(.04)	—
Net asset value, end of period	14.88	14.24	13.98	10.80	12.15

Total Return (%)	4.50[d,e]	3.52[d]	29.32[d]	(10.68)[d]	(2.80)[e]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.41[e]	3.69	8.73	4.47	5.92[e]
Ratio of net expenses to average net assets	.83[e]	1.65	1.65	1.65	1.38[e]
Ratio of net investment (loss)
to average net assets	(.40)[e]	(.65)	(.67)	(.63)	(.61)[e]
Portfolio Turnover Rate	27.92[e]	139.99	174.50	260.62	201.04[e]

Net Assets, end of period ($ x 1,000)	6,248	5,060	2,420	1,616	1,705

[a]	The fund commenced offering five classes of shares on November 15, 2002.The existing shares were redesignated
Class A shares.
[b]	From June 29, 2001 (commencement of operations) to April 30, 2002.
[c]	Based on average shares outstanding at each month end.
[d]	Exclusive of sales charge.
[e]	Not annualized.
See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2005			Year Ended April 30,

Class B Shares	(Unaudited)	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	13.95	13.82	10.77	10.65
Investment Operations:
Investment (loss)—net [b]	(.12)	(.21)	(.20)	(.06)
Net realized and unrealized
gain (loss) on investments	.69	.57	3.25	.22
Total from Investment Operations	.57	.36	3.05	.16
Distributions:
Dividends from net realized
gain on investments	—	(.23)	—	(.04)
Net asset value, end of period	14.52	13.95	13.82	10.77

Total Return (%) [c]	4.09[d]	2.62	28.20	1.62[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.80[d]	4.57	7.27	2.24[d]
Ratio of net expenses to average net assets	1.24[d]	2.40	2.40	1.10[d]
Ratio of net investment (loss)
to average net assets	(.81)[d]	(1.43)	(1.47)	(.73)[d]
Portfolio Turnover Rate	27.92[d]	139.99	174.50	260.62

Net Assets, end of period ($ x 1,000)	1,831	1,108	583	9

[a]	From November 15, 2002 (commencement of initial offering) to April 30, 2003.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
See notes to financial statements.

16

Six Months Ended
October 31, 2005			Year Ended April 30,

Class C Shares	(Unaudited)	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	13.93	13.81	10.77	10.65
Investment Operations:
Investment (loss)—net [b]	(.11)	(.20)	(.19)	(.07)
Net realized and unrealized
gain (loss) on investments	.68	.55	3.23	.23
Total from Investment Operations	.57	.35	3.04	.16
Distributions:
Dividends from net realized
gain on investments	—	(.23)	—	(.04)
Net asset value, end of period	14.50	13.93	13.81	10.77

Total Return (%) [c]	4.09[d]	2.55	28.11	1.62[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.79[d]	4.50	6.88	2.30[d]
Ratio of net expenses to average net assets	1.22[d]	2.40	2.40	1.10[d]
Ratio of net investment (loss)
to average net assets	(.77)[d]	(1.42)	(1.45)	(.68)[d]
Portfolio Turnover Rate	27.92[d]	139.99	174.50	260.62

Net Assets, end of period ($ x 1,000)	786	684	262	5

[a]	From November 15, 2002 (commencement of initial offering) to April 30, 2003.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
October 31, 2005			Year Ended April 30,

Class R Shares	(Unaudited)	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	14.31	14.01	10.82	10.65
Investment Operations:
Investment (loss)—net [b]	(.03)	(.04)	(.04)	(.02)
Net realized and unrealized
gain (loss) on investments	.70	.57	3.23	.23
Total from Investment Operations	.67	.53	3.19	.21
Distributions:
Dividends from net realized
gain on investments	—	(.23)	—	(.04)
Net asset value, end of period	14.98	14.31	14.01	10.82

Total Return (%)	4.75[c]	3.80	29.36	2.09[c]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.22[c]	3.58	4.12	1.83[c]
Ratio of net expenses to average net assets	.64[c]	1.40	1.40	.64[c]
Ratio of net investment (loss)
to average net assets	(.20)[c]	(.42)	(.34)	(.20)[c]
Portfolio Turnover Rate	27.92[c]	139.99	174.50	260.62

Net Assets, end of period ($ x 1,000)	1,185	1,127	1,063	1

[a]	From November 15, 2002 (commencement of initial offering) to April 30, 2003.
[b]	Based on average shares outstanding at each month end.
[c]	Not annualized.
See notes to financial statements.

18

Six Months Ended
October 31, 2005			Year Ended April 30,

Class T Shares	(Unaudited)	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	14.04	13.86	10.80	10.65
Investment Operations:
Investment (loss)—net [b]	(.10)	(.16)	(.12)	(.05)
Net realized and unrealized
gain (loss) on investments	.70	.57	3.18	.24
Total from Investment Operations	.60	.41	3.06	.19
Distributions:
Dividends from net realized
gain on investments	—	(.23)	—	(.04)
Net asset value, end of period	14.64	14.04	13.86	10.80

Total Return (%) [c]	4.27[d]	2.97	28.33	1.81[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.64[d]	4.08	5.60	2.05[d]
Ratio of net expenses to average net assets	1.09[d]	1.90	1.90	.87[d]
Ratio of net investment (loss)
to average net assets	(.68)[d]	(.93)	(.86)	(.43)[d]
Portfolio Turnover Rate	27.92[d]	139.99	174.50	260.62

Net Assets, end of period ($ x 1,000)	104	43	27	1

[a]	From November 15, 2002 (commencement of initial offering) to April 30, 2003.
[b]	Based on average shares outstanding at each month end.
[c]	Exclusive of sales charge.
[d]	Not annualized.
See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Health Care Fund (the "fund") is a separate non-diversified series of Dreyfus Premier Opportunity Funds (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering five series, including the fund.The fund's investment objective is long-term capital appreciation. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon Financial").

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C, Class R and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund's financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund's maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sale price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the portfolio calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR's and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions.At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager. The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as "affiliated" in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code").To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $71,019 available for federal income taxes to be applied against future net securities profits, if any, realized subsequent to April 30, 2005. If not applied, the carryover expires in fiscal 2013.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended October 31, 2005, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a Management Agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .90% of the value of the fund's average daily net assets and is payable monthly. The Manager has undertaken, until April 30, 2006, that, if the fund's aggregate expenses, exclusive of taxes, brokerage fees, 12b-1 distribution plan fees, shareholder services plan fees and extraordinary expenses, exceed an annual rate of 1.40% of the value of the fund's average daily net assets, the fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. The expense reimbursement, pursuant to the undertaking, amounted to $52,453 during the period ended October 31, 2005.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended October 31, 2005, the Distributor retained $3,446 and $107 from commissions earned on sales of the fund's Class A and Class T shares, respectively, and $745 and $131 from contingent deferred sales charges on redemptions of the fund's Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the "Plan") adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended October 31, 2005, Class B, Class C and Class T shares were charged $6,059, $2,776 and $91, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2005, Class A, Class B, Class C and Class T shares were charged $7,014, $2,020, $925 and $91, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2005, the fund was charged $3,602 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended October 31, 2005, the fund was charged $1,259 pursuant to the custody agreement.

During the period ended October 31, 2005, the fund was charged $1,851 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $7,626, Rule 12b-1 distribution plan fees $1,657, shareholder services plan fees $1,865, custodian fees $946, chief compliance officer fees $1,239 and transfer agency per account fees $1,062, which are offset against an expense reimbursement currently in effect in the amount of $7,796.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended October 31, 2005, amounted to $4,263,721 and $2,505,794, respectively.

At October 31, 2005, accumulated net unrealized appreciation on investments was $973,114, consisting of $1,328,420 gross unrealized appreciation and $355,306 gross unrealized depreciation.

At October 31, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 25

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited)

At separate meetings of the Board of Trustees of the Company held on July 12-13, 2005, the Board considered the re-approval of the fund's Management Agreement for another one year term, pursuant to which the Manager provides the fund with investment advisory and administrative services. The Board members, none of whom are "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Company, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to the fund's Management Agreement. The presentation included a detailed summary of the services provided to Dreyfus-managed mutual funds by each business unit within the Manager. The Manager's representatives reviewed the fund's distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each.The Manager's representatives noted the diversity of distribution of the fund as well as among the funds in the Dreyfus fund complex, and the Manager's corresponding need for broad, deep and diverse resources to be able to provide ongoing shareholder services to each of the fund's distribution channels.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund's asset size.

The Board members also considered the Manager's research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager's extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund's Performance and Management Fee and Expense Ratio. The Board members reviewed the fund's performance, management fee and expense ratio and placed significant emphasis on comparisons to a group of comparable funds and Lipper averages. The group of comparable funds was previously approved by the Board for this purpose, and was prepared using a Board-approved selection methodology that was based, in part, on selecting non-affiliated funds reported in the same Lipper category as the fund.The Board members discussed the results of the comparisons for various periods ended May 31, 2005, and noted that the fund's total return performance was below the averages of the comparison group, and was above the averages of the fund's Lipper category, for the one- and three-year peri-ods.The Board members also discussed the fund's expense ratio, noting that the current fee waiver and expense reimbursement arrangement undertaken by the Manager had caused the fund's expense ratio to be higher than the Lipper category average and lower than the comparison group average.The Board reviewed the range of management fees in the comparison group, noting that the fund's management fee ranked in the bottom half (i.e., higher than most others).

Representatives of the Manager noted that the Manager or its affiliates do not manage other mutual funds or accounts with similar investment objectives, policies and strategies as the fund.

Analysis of Profitability and Economies of Scale. The Manager's representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board received and considered information prepared by an independent consulting firm regarding the Manager's approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Manager's representatives stated that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the analysis in light of the relevant circumstances for the fund, and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for

The Fund 27

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND'S MANAGEMENT AGREEMENT (Unaudited) (continued)

the benefit of fund investors.The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources. The Board members also considered potential benefits to the Manager from acting as investment adviser to the fund, including any soft dollar arrangements with respect to trading the fund's portfolio.

It was noted that the Board members should consider the Manager's profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that discussions of economies of scale historically have been predicated on increasing assets and that, if a fund's assets had been decreasing, the extent to which the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the fund's overall performance and generally superior service levels provided.

At the conclusion of these discussions, each Board member expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund's Management Agreement. Based on their discussions and considerations as described above, the Board made the following conclusions and determinations with respect to the fund.

  The Board concluded that the nature,extent and quality of the services provided by the Manager to the fund are adequate and appropriate.
  The Board was satisfied with the fund's performance compared to Lipper averages.

  The Board concluded that the fee paid to the Manager by the fund was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were determined that mater- ial economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with the information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that re-approval of the fund's Management Agreement was in the best interests of the fund and its shareholders.

The Fund 29

For More	Information

Dreyfus Premier	Transfer Agent &
Health Care Fund	Dividend Disbursing Agent
200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue
Dreyfus Service Corporation
New York, NY 10166
200 Park Avenue
Custodian	New York, NY 10166
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation 0091SA1005

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Opportunity Funds

-	Dreyfus Premier Consumer Fund

-	Dreyfus Premier Health Care Fund

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	December 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	December 28, 2005

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	December 28, 2005

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)